SCHEDULE OF INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets gross total		¥ 66,793	¥ 61,695
Accumulated amortization		21,711	(13,162)
Finite-Lived Intangible Assets, Net		16,934	48,397
Accumulated impairment loss	$ (4,061)	(28,011)	(136)
Accumulated impairment loss		(28,148)
Accumulated amortization		(21,711)	13,162
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets gross total		16,109	15,461
Accumulated amortization		(9,833)	(8,159)
Finite-Lived Intangible Assets, Net		¥ 6,276	¥ 7,302
Weighted average amortization period	7 years	7 years	6 years 9 months 18 days
Accumulated amortization		¥ 9,833	¥ 8,159
License [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets gross total		2,882	3,262
Accumulated amortization		(2,787)	(2,827)
Finite-Lived Intangible Assets, Net		¥ 95	¥ 435
Weighted average amortization period	4 years	4 years	4 years 1 month 6 days
Accumulated amortization		¥ 2,787	¥ 2,827
Technology Equipment [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets gross total		14,865	11,135
Accumulated amortization		(2,608)	(585)
Finite-Lived Intangible Assets, Net		¥ 1,783	¥ 10,414
Weighted average amortization period	7 years 2 months 12 days	7 years 2 months 12 days	6 years
Accumulated impairment loss			¥ (136)
Accumulated impairment loss		¥ (10,474)
Accumulated amortization		2,608	585
Non Compete Arrangements [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets gross total		805	805
Accumulated amortization		(254)	(32)
Finite-Lived Intangible Assets, Net		¥ 6	¥ 773
Weighted average amortization period	3 years 9 months 18 days	3 years 9 months 18 days	3 years 9 months 18 days
Accumulated impairment loss		¥ (545)
Accumulated amortization		254	¥ 32
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets gross total		15,000	15,000
Accumulated amortization		(2,625)	(1,125)
Finite-Lived Intangible Assets, Net		¥ 6,789	¥ 13,875
Weighted average amortization period	10 years	10 years	10 years
Accumulated impairment loss		¥ (5,586)
Accumulated amortization		2,625	¥ 1,125
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets gross total		8,472	7,472
Accumulated amortization		(1,381)	(434)
Finite-Lived Intangible Assets, Net		¥ 1,985	¥ 7,038
Weighted average amortization period	8 years 10 months 24 days	8 years 10 months 24 days	8 years 9 months 18 days
Accumulated impairment loss		¥ (5,106)
Accumulated amortization		1,381	¥ 434
Order or Production Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets gross total		8,660	8,560
Accumulated amortization		(2,223)
Finite-Lived Intangible Assets, Net			¥ 8,560
Weighted average amortization period	4 years	4 years	4 years
Accumulated impairment loss		¥ (6,437)
Accumulated amortization		¥ 2,223